EQUITY (Details) - shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Outstanding shares	1,078,116,849	807,419,692	807,707,162
Issued capital [member]
IfrsStatementLineItems [Line Items]
Outstanding shares	1,082,473,246	812,473,246	812,473,246
Treasury shares [member]
IfrsStatementLineItems [Line Items]
Outstanding shares	(4,356,397)	(5,053,554)	(4,766,084)